Goodwill (Tables)	12 Months Ended
Mar. 29, 2026
Intangible assets and goodwill [abstract]
Schedule of Changes in Goodwill	Goodwill arising from business combinations is as follows:

	March 29, 2026	March 30, 2025
	$	$
Opening balance	72.0	70.8
Impact of foreign currency translation	(0.9)	1.2
Goodwill	71.1	72.0

Disclosure of Goodwill Allocation by Cash-Generating Units
The following table outlines the goodwill allocation for the applicable CGUs for the current year:

	March 29, 2026	March 30, 2025
	$	$
North America DTC - Retail	13.8	13.4
North America DTC - e-Commerce	7.1	7.0
North America Wholesale	5.8	5.8
Asia Pacific DTC - Retail	11.9	11.3
Asia Pacific DTC - e-Commerce	3.0	2.8
Asia Pacific Wholesale	3.8	3.8
EMEA[1] DTC - Retail	4.8	4.7
EMEA[1] DTC - e-Commerce	3.0	3.0
EMEA[1] Wholesale	6.4	6.3
Japan Joint Venture[2,3]	9.4	10.4
Paola Confectii[4]	2.1	3.5
Goodwill	71.1	72.0
1EMEA comprises Europe, the Middle East, Africa, and Latin America.
[2]Goodwill for the Japan Joint Venture includes JPY1,059.3m (CAD $9.2m); year-over-year movement in the balance in Canadian Dollars is due to the impact of foreign exchange translation from JPY to CAD of $(0.9)m.
[3]See “Note 20. Related party transactions” for a definition of this CGU.
[4]Goodwill for Paola Confectii prior to allocation is Romanian leu (“RON”) 28.1m (CAD $8.8m); year-over-year movement in the balance in Canadian Dollars is due to the impact of foreign exchange translation from RON to CAD of $0.1m.